As filed with the Securities and Exchange Commission on August 3, 2020
Registration No. 333-70728
811-04113

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 52
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 342

John Hancock Life Insurance Company (U.S.A.) Separate Account H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
(Exact name of Registrant)
John Hancock Life Insurance Company (U.S.A.)
(formerly, The Manufacturers Life Insurance Company (U.S.A.))
(Name of Depositor)

(617) 663-3000
(Depositor’s Telephone Number Including Area Code)

Copy to:
38500 Woodward Avenue Bloomfield Hills, Michigan 48304	Thomas J. Loftus, Esquire John Hancock Life Insurance Company (U.S.A.) 200 Berkeley Street Boston, MA 02116
(Address of Depositor’s Principal Executive Offices)	(Name and Address of Agent for Service)
Title of Securities Being Registered: Variable Annuity Insurance Contracts
It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on , pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] On _____ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 52 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 342 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 2, 2020 the effectiveness of the registration statement, filed in Post-Effective Amendment No. 51 on June 5, 2020, pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 52 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 341 to the Registrant’s Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 3rd day of August, 2020.
John Hancock Life Insurance Company (U.S.A.) Separate Account H (Registrant)
By:	John Hancock Life Insurance Company (U.S.A.) (Depositor)
By:	* Marianne Harrison Chair and President
John Hancock Life Insurance Company (U.S.A.)
By:	* Marianne Harrison Chair and President

SIGNATURES
As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 3rd day of August, 2020.
Signature	Title
* Marianne Harrison	Chair and President (Principal Executive Officer)
* Martin Sheerin	Senior Vice President and Chief Financial Officer (Principal Financial Officer)
* Simonetta Vendittelli	Vice President and Controller (Principal Accounting Officer)
* Paul M. Connolly	Director
* James D. Gallagher	Director
* J. Stephanie Nam	Director
* Ken Ross	Director
* Rex Schlaybaugh, Jr.	Director
* Brooks Tingle	Director
* John G. Vrysen	Director
* Linda A. Davis Watters	Director
* Henry H. Wong	Director
*/s/ Thomas J. Loftus Thomas J. Loftus Pursuant to Power of Attorney	Senior Counsel—Annuities